Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 160,344	$ 22,207	¥ 232,076	¥ 337,469
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	6,086		8,332	14,910
Other Revenues | Logistic Services Revenue
Disaggregation of Revenue [Line Items]
Revenues	1,752		1,813	2,148
Other Revenues | Promotion services revenue
Disaggregation of Revenue [Line Items]
Revenues	167		926	7,772
Other Revenues | Online Direct Sales
Disaggregation of Revenue [Line Items]
Revenues	96		0	208
Other Revenues | Service, Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 4,071		¥ 5,593	¥ 4,782